Financial Instruments - Changes in Fair Value of Asset Measured on Recurring Basis Using Significant Unobservable Inputs (Level 3) (Details) - Toledo Spirit time-charter derivative - USD ($)
$ in Thousands
	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Fair Value, Assets Measured on Recurring Basis
Fair value at beginning of period	$ 1,648	$ 2,134
Realized and unrealized gains included in earnings	1,649	1,410
Settlement payments	(1,137)	(1,154)
Fair value at end of period	$ 2,160	$ 2,390